Income Taxes - Components of Provision for Income Tax Expense (Benefit) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Continuing operations current provision/(benefit):
Federal									$ 567	$ 474	$ 436
State									47	27	38
Foreign
Total continuing operations current provision/(benefit)									614	501	474
Continuing operations deferred provision/(benefit):
Federal									142	23	(121)
State									20	(26)	(25)
Foreign
Total continuing operations deferred provision/(benefit)									162	(3)	(146)
Continuing operations provision for income tax expense/(benefit)	129	136	299	211	157	104	169	68	776	498	328
Discontinued operations current provision/(benefit):
Federal									32	1	(49)
State									1		(5)
Foreign
Total discontinued operations current provision/(benefit)									33	1	(54)
Discontinued operations deferred provision/(benefit):
Federal									(12)	(2)	68
State									(1)		6
Foreign
Total discontinued operations deferred provision/(benefit)									(13)	(2)	74
Discontinued operations provision for income tax expense/(benefit)									20	(1)	20
Provision for income tax expense/(benefit)									$ 796	$ 497	$ 348